Allowance for Loan Losses (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance at beginning of period	$ 10,355	$ 10,342	$ 10,342	$ 8,879
Charge offs	(3,082)	(2,646)	(3,033)	(3,451)
Recoveries	300	439	526	780
Provision	1,054	2,011	2,520	4,134
Allowance at ending of period	8,627	10,146	10,355	10,342
Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance at beginning of period	7,504	7,337	7,337	6,744
Charge offs	(2,665)	(1,471)	(1,632)	(2,120)
Recoveries	108	181	207	167
Provision	916	1,209	1,592	2,546
Allowance at ending of period	5,863	7,256	7,504	7,337
Construction and Land Development [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance at beginning of period	1,530	1,098	1,098	1,002
Charge offs	(1,032)	(233)	(233)	(65)
Recoveries	2	3	10	15
Provision	230	384	655	146
Allowance at ending of period	730	1,252	1,530	1,098
Farmland [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance at beginning of period	17	50	50	65
Charge offs	0	0	(31)	0
Recoveries	0	140	140	1
Provision	5	(154)	(142)	(16)
Allowance at ending of period	22	36	17	50
1- 4 Family [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance at beginning of period	1,974	2,239	2,239	1,917
Charge offs	(208)	(185)	(220)	(1,409)
Recoveries	59	35	49	35
Provision	(71)	169	(94)	1,696
Allowance at ending of period	1,754	2,258	1,974	2,239
Multifamily [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance at beginning of period	376	284	284	780
Charge offs	0	0	0	(187)
Recoveries	39	0	0	0
Provision	106	267	92	(309)
Allowance at ending of period	521	551	376	284
Non-Farm Non-Residential [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance at beginning of period	3,607	3,666	3,666	2,980
Charge offs	(1,425)	(1,053)	(1,148)	(459)
Recoveries	8	3	8	116
Provision	646	543	1,081	1,029
Allowance at ending of period	2,836	3,159	3,607	3,666
Non-Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance at beginning of period	2,851	3,005	3,005	2,135
Charge offs	(417)	(1,175)	(1,401)	(1,331)
Recoveries	192	258	319	613
Provision	138	802	928	1,588
Allowance at ending of period	2,764	2,890	2,851	3,005
Agricultural [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance at beginning of period	46	64	64	125
Charge offs	(2)	(41)	(41)	(49)
Recoveries	1	4	5	1
Provision	(5)	23	18	(13)
Allowance at ending of period	40	50	46	64
Commercial And Industrial [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance at beginning of period	2,176	2,488	2,488	1,407
Charge offs	(197)	(942)	(1,098)	(809)
Recoveries	21	63	71	329
Provision	(266)	748	715	1,561
Allowance at ending of period	1,734	2,357	2,176	2,488
Consumer And Other [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance at beginning of period	208	233	233	314
Charge offs	(218)	(192)	(262)	(473)
Recoveries	170	191	243	283
Provision	15	(41)	(6)	109
Allowance at ending of period	175	191	208	233
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance at beginning of period	421	220	220	289
Charge offs	0	0	0	0
Recoveries	0	0	0	0
Provision	394	72	201	(69)
Allowance at ending of period	$ 815	$ 292	$ 421	$ 220